Loans and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Loans and Allowance for Credit Losses
NOTE 5	Loans and Allowance for Credit Losses

The composition of the loan portfolio at December 31, disaggregated by class and underlying specific portfolio type, was as follows:

(Dollars in Millions)	2018	2017

Commercial
Commercial	$96,849	$91,958
Lease financing	5,595	5,603

Total commercial	102,444	97,561

Commercial Real Estate
Commercial mortgages	28,596	29,367
Construction and development	10,943	11,096

Total commercial real estate	39,539	40,463

Residential Mortgages
Residential mortgages	53,034	46,685
Home equity loans, first liens	12,000	13,098

Total residential mortgages	65,034	59,783

Credit Card	23,363	22,180

Other Retail
Retail leasing	8,546	7,988
Home equity and second mortgages	16,122	16,327
Revolving credit	3,088	3,183
Installment	9,676	8,989
Automobile	18,719	18,934
Student(a)	279	1,903

Total other retail	56,430	57,324

Covered Loans(b)	—	3,121

Total loans	$286,810	$280,432
(a)	During 2018, the Company sold all of its federally guaranteed student loans.
(b)

During 2018, the majority of the Company’s covered loans were sold and the loss share coverage expired. As of December 31, 2018, any remaining loan balances were reclassified to be included in their respective portfolio category.

The Company had loans of $88.7 billion at December 31, 2018, and $83.3 billion at December 31, 2017, pledged at the Federal Home Loan Bank, and loans of $70.1 billion at December 31, 2018, and $68.0 billion at December 31, 2017, pledged at the Federal Reserve Bank.

The majority of the Company’s loans are to borrowers in the states in which it has Consumer and Business Banking offices. Collateral for commercial loans may include marketable securities, accounts receivable, inventory, equipment and real estate. For details of the Company’s commercial portfolio by industry group and geography as of December 31, 2018 and 2017, see Table 7 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

For detail of the Company’s commercial real estate portfolio by property type and geography as of December 31, 2018 and 2017, see Table 8 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements. Collateral for such loans may include the related property, marketable securities, accounts receivable, inventory and equipment.

Originated loans are reported at the principal amount outstanding, net of unearned interest and deferred fees and costs, and any partial charge-offs recorded. Net unearned interest and deferred fees and costs amounted to $872 million at December 31, 2018, and $830 million at December 31, 2017. All purchased loans are recorded at fair value at the date of purchase. The Company evaluates purchased loans for impairment at the date of purchase in accordance with applicable authoritative accounting guidance. Purchased loans with evidence of credit deterioration since origination for which it is probable that all contractually required payments will not be collected are considered “purchased impaired loans.” All other purchased loans are considered “purchased nonimpaired loans.”

Allowance for Credit Losses The allowance for credit losses is established for probable and estimable losses incurred in the Company’s loan and lease portfolio, including unfunded credit commitments, and includes certain amounts that do not represent loss exposure to the Company because those losses are recoverable under loss sharing agreements with the FDIC.

Activity in the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Covered Loans	Total Loans
Balance at December 31, 2017	$1,372	$831	$449	$1,056	$678	$31	$4,417
Add
Provision for credit losses	333	(50)	23	892	211	(30)	1,379
Deduct
Loans charged-off	350	9	48	970	383	–	1,760
Less recoveries of loans charged-off	(99)	(28)	(31)	(124)	(124)	–	(406)

Net loans charged-off	251	(19)	17	846	259	–	1,354
Other changes(a)	–	–	–	–	–	(1)	(1)

Balance at December 31, 2018	$1,454	$800	$455	$1,102	$630	$–	$4,441

Balance at December 31, 2016	$1,450	$812	$510	$934	$617	$34	$4,357
Add
Provision for credit losses	186	19	(24)	908	304	(3)	1,390
Deduct
Loans charged-off	414	30	65	887	355	–	1,751
Less recoveries of loans charged-off	(150)	(30)	(28)	(101)	(112)	–	(421)

Net loans charged-off	264	–	37	786	243	–	1,330

Balance at December 31, 2017	$1,372	$831	$449	$1,056	$678	$31	$4,417

Balance at December 31, 2015	$1,287	$724	$631	$883	$743	$38	$4,306
Add
Provision for credit losses	488	75	(61)	728	95	(1)	1,324
Deduct
Loans charged-off	417	22	85	759	332	–	1,615
Less recoveries of loans charged-off	(92)	(35)	(25)	(83)	(111)	–	(346)

Net loans charged-off	325	(13)	60	676	221	–	1,269
Other changes(a)	–	–	–	(1)	–	(3)	(4)

Balance at December 31, 2016	$1,450	$812	$510	$934	$617	$34	$4,357
(a)

Includes net changes in credit losses to be reimbursed by the FDIC and reductions in the allowance for covered loans where the reversal of a previously recorded allowance was offset by an associated decrease in the indemnification asset, and the impact of any loan sales.

Additional detail of the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Covered Loans	Total Loans

Allowance Balance at December 31, 2018 Related to
Loans individually evaluated for impairment(a)	$16	$8	$–	$–	$–	$–	$24
TDRs collectively evaluated for impairment	15	3	126	69	12	–	225
Other loans collectively evaluated for impairment	1,423	788	314	1,033	618	–	4,176
Loans acquired with deteriorated credit quality	–	1	15	–	–	–	16

Total allowance for credit losses	$1,454	$800	$455	$1,102	$630	$–	$4,441

Allowance Balance at December 31, 2017 Related to
Loans individually evaluated for impairment(a)	$23	$4	$–	$–	$–	$–	$27
TDRs collectively evaluated for impairment	14	4	139	60	19	1	237
Other loans collectively evaluated for impairment	1,335	818	310	996	659	–	4,118
Loans acquired with deteriorated credit quality	–	5	–	–	–	30	35

Total allowance for credit losses	$1,372	$831	$449	$1,056	$678	$31	$4,417
(a)	Represents the allowance for credit losses related to loans greater than $5 million classified as nonperforming or TDRs.

Additional detail of loan balances by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Covered Loans(b)	Total Loans

December 31, 2018
Loans individually evaluated for impairment(a)	$262	$86	$–	$–	$–	$–	$348
TDRs collectively evaluated for impairment	151	129	3,252	245	183	–	3,960
Other loans collectively evaluated for impairment	102,031	39,297	61,465	23,118	56,247	–	282,158
Loans acquired with deteriorated credit quality	–	27	317	–	–	–	344

Total loans	$102,444	$39,539	$65,034	$23,363	$56,430	$–	$286,810

December 31, 2017
Loans individually evaluated for impairment(a)	$337	$71	$–	$–	$–	$–	$408
TDRs collectively evaluated for impairment	148	145	3,524	230	186	36	4,269
Other loans collectively evaluated for impairment	97,076	40,174	56,258	21,950	57,138	1,073	273,669
Loans acquired with deteriorated credit quality	–	73	1	–	–	2,012	2,086

Total loans	$97,561	$40,463	$59,783	$22,180	$57,324	$3,121	$280,432
(a)	Represents loans greater than $5 million classified as nonperforming or TDRs.
(b)	Includes expected reimbursements from the FDIC under loss sharing agreements.

Credit Quality The credit quality of the Company’s loan portfolios is assessed as a function of net credit losses, levels of nonperforming assets and delinquencies, and credit quality ratings as defined by the Company. These credit quality ratings are an important part of the Company’s overall credit risk management and evaluation of its allowance for credit losses.

The following table provides a summary of loans by portfolio class, including the delinquency status of those that continue to accrue interest, and those that are nonperforming:

	Accruing
(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Nonperforming	Total

December 31, 2018
Commercial	$101,844	$322	$69	$209	$102,444
Commercial real estate	39,354	70	–	115	39,539
Residential mortgages(a)	64,443	181	114	296	65,034
Credit card	22,746	324	293	–	23,363
Other retail	55,722	403	108	197	56,430

Total loans	$284,109	$1,300	$584	$817	$286,810

December 31, 2017
Commercial	$97,005	$250	$57	$249	$97,561
Commercial real estate	40,279	36	6	142	40,463
Residential mortgages(a)	59,013	198	130	442	59,783
Credit card	21,593	302	284	1	22,180
Other retail	56,685	376	95	168	57,324
Covered loans	2,917	50	148	6	3,121

Total loans	$277,492	$1,212	$720	$1,008	$280,432
(a)

At December 31, 2018, $430 million of loans 30–89 days past due and $1.7 billion of loans 90 days or more past due purchased from Government National Mortgage Association (“GNMA”) mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs, were classified as current, compared with $385 million and $1.9 billion at December 31, 2017, respectively.

Total nonperforming assets include nonaccrual loans, restructured loans not performing in accordance with modified terms, other real estate and other nonperforming assets owned by the Company. For details of the Company’s nonperforming assets as of December 31, 2018 and 2017, see Table 16 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

At December 31, 2018, the amount of foreclosed residential real estate held by the Company, and included in OREO, was $106 million, compared with $156 million at December 31, 2017. These amounts exclude $235 million and $267 million at December 31, 2018 and 2017, respectively, of foreclosed residential real estate related to mortgage loans whose payments are primarily insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs. In addition, the amount of residential mortgage loans secured by residential real estate in the process of foreclosure at December 31, 2018 and 2017, was $1.5 billion and $1.7 billion, respectively, of which $1.2 billion and $1.3 billion, respectively, related to loans purchased from Government National Mortgage Association (“GNMA”) mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs.

The following table provides a summary of loans by portfolio class and the Company’s internal credit quality rating:

		Criticized
(Dollars in Millions)	Pass	Special Mention	Classified(a)	Total Criticized	Total

December 31, 2018
Commercial	$100,014	$1,149	$1,281	$2,430	$102,444
Commercial real estate	38,473	584	482	1,066	39,539
Residential mortgages(b)	64,570	1	463	464	65,034
Credit card	23,070	–	293	293	23,363
Other retail	56,101	6	323	329	56,430

Total loans	$282,228	$1,740	$2,842	$4,582	$286,810

Total outstanding commitments	$600,407	$2,801	$3,448	$6,249	$606,656

December 31, 2017
Commercial	$95,297	$1,130	$1,134	$2,264	$97,561
Commercial real estate	39,162	648	653	1,301	40,463
Residential mortgages(b)	59,141	16	626	642	59,783
Credit card	21,895	–	285	285	22,180
Other retail	57,009	6	309	315	57,324
Covered loans	3,072	–	49	49	3,121

Total loans	$275,576	$1,800	$3,056	$4,856	$280,432

Total outstanding commitments	$584,072	$3,142	$3,987	$7,129	$591,201
(a)	Classified rating on consumer loans primarily based on delinquency status.
(b)

At December 31, 2018, $1.7 billion of GNMA loans 90 days or more past due and $1.6 billion of restructured GNMA loans whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs were classified with a pass rating, compared with $1.9 billion and $1.7 billion at December 31, 2017, respectively.

For all loan classes, a loan is considered to be impaired when, based on current events or information, it is probable the Company will be unable to collect all amounts due per the contractual terms of the loan agreement. A summary of impaired loans, which include all nonaccrual and TDR loans, by portfolio class was as follows:

(Dollars in Millions)	Period-end Recorded Investment(a)	Unpaid Principal Balance	Valuation Allowance	Commitments to Lend Additional Funds

December 31, 2018
Commercial	$467	$1,006	$32	$106
Commercial real estate	279	511	12	2
Residential mortgages	1,709	1,879	86	–
Credit card	245	245	69	–
Other retail	335	418	14	5

Total loans, excluding loans purchased from GNMA mortgage pools	3,035	4,059	213	113
Loans purchased from GNMA mortgage pools	1,639	1,639	41	–

Total	$4,674	$5,698	$254	$113

December 31, 2017
Commercial	$550	$915	$44	$199
Commercial real estate	280	596	11	–
Residential mortgages	1,946	2,339	116	1
Credit card	230	230	60	–
Other retail	302	400	22	4
Covered loans	38	44	1	–

Total loans, excluding loans purchased from GNMA mortgage pools	3,346	4,524	254	204
Loans purchased from GNMA mortgage pools	1,681	1,681	25	–

Total	$5,027	$6,205	$279	$204
(a)

Substantially all loans classified as impaired at December 31, 2018 and 2017, had an associated allowance for credit losses. The total amount of interest income recognized during 2018 on loans classified as impaired at December 31, 2018, excluding those acquired with deteriorated credit quality, was $164 million, compared to what would have been recognized at the original contractual terms of the loans of $226 million.

Additional information on impaired loans for the years ended December 31 follows:

(Dollars in Millions)	Average Recorded Investment	Interest Income Recognized

2018
Commercial	$497	$8
Commercial real estate	273	13
Residential mortgages	1,817	76
Credit card	236	3
Other retail	309	16
Covered loans	25	1

Total loans, excluding loans purchased from GNMA mortgage pools	3,157	117
Loans purchased from GNMA mortgage pools	1,640	47

Total	$4,797	$164

2017
Commercial	$683	$7
Commercial real estate	273	11
Residential mortgages	2,135	103
Credit card	229	3
Other retail	287	14
Covered loans	37	1

Total loans, excluding loans purchased from GNMA mortgage pools	3,644	139
Loans purchased from GNMA mortgage pools	1,672	65

Total	$5,316	$204

2016
Commercial	$799	$9
Commercial real estate	324	15
Residential mortgages	2,422	124
Credit card	214	4
Other retail	293	13
Covered loans	38	1

Total loans, excluding loans purchased from GNMA mortgage pools	4,090	166
Loans purchased from GNMA mortgage pools	1,620	71

Total	$5,710	$237

Troubled Debt Restructurings In certain circumstances, the Company may modify the terms of a loan to maximize the collection of amounts due when a borrower is experiencing financial difficulties or is expected to experience difficulties in the near-term. The following table provides a summary of loans modified as TDRs for the years ended December 31, by portfolio class:

(Dollars in Millions)	Number of Loans	Pre-Modification Outstanding Loan Balance	Post-Modification Outstanding Loan Balance

2018
Commercial	2,824	$336	$311
Commercial real estate	127	168	169
Residential mortgages	526	73	69
Credit card	33,318	169	171
Other retail	2,462	58	55
Covered loans	3	1	1

Total loans, excluding loans purchased from GNMA mortgage pools	39,260	805	776
Loans purchased from GNMA mortgage pools	6,268	821	803

Total loans	45,528	$1,626	$1,579

2017
Commercial	2,758	$380	$328
Commercial real estate	128	82	78
Residential mortgages	800	90	88
Credit card	33,615	161	162
Other retail	3,881	79	68
Covered loans	11	2	2

Total loans, excluding loans purchased from GNMA mortgage pools	41,193	794	726
Loans purchased from GNMA mortgage pools	6,791	881	867

Total loans	47,984	$1,675	$1,593

2016
Commercial	2,352	$844	$699
Commercial real estate	102	259	256
Residential mortgages	1,576	168	178
Credit card	31,394	151	153
Other retail	2,235	41	40
Covered loans	39	6	7

Total loans, excluding loans purchased from GNMA mortgage pools	37,698	1,469	1,333
Loans purchased from GNMA mortgage pools	11,260	1,274	1,267

Total loans	48,958	$2,743	$2,600

Residential mortgages, home equity and second mortgages, and loans purchased from GNMA mortgage pools in the table above include trial period arrangements offered to customers during the periods presented. The post-modification balances for these loans reflect the current outstanding balance until a permanent modification is made. In addition, the post-modification balances typically include capitalization of unpaid accrued interest and/or fees under the various modification programs. For those loans modified as TDRs during the fourth quarter of 2018, at December 31, 2018, 51 residential mortgages, 34 home equity and second mortgage loans and 1,022 loans purchased from GNMA mortgage pools with outstanding balances of $10 million, $2 million and $133 million, respectively, were in a trial period and have estimated post-modification balances of $10 million, $3 million and $133 million, respectively, assuming permanent modification occurs at the end of the trial period.

The following table provides a summary of TDR loans that defaulted (fully or partially charged-off or became 90 days or more past due) for the years ended December 31, that were modified as TDRs within 12 months previous to default:

(Dollars in Millions)	Number of Loans	Amount Defaulted

2018
Commercial	836	$71
Commercial real estate	39	15
Residential mortgages	191	18
Credit card	8,012	35
Other retail	334	5
Covered loans	1	–

Total loans, excluding loans purchased from GNMA mortgage pools	9,413	144
Loans purchased from GNMA mortgage pools	1,447	187

Total loans	10,860	$331

2017
Commercial	724	$53
Commercial real estate	36	9
Residential mortgages	374	41
Credit card	8,372	36
Other retail	415	5
Covered loans	4	–

Total loans, excluding loans purchased from GNMA mortgage pools	9,925	144
Loans purchased from GNMA mortgage pools	1,369	177

Total loans	11,294	$321

2016
Commercial	531	$24
Commercial real estate	27	12
Residential mortgages	132	17
Credit card	6,827	30
Other retail	434	9
Covered loans	4	1

Total loans, excluding loans purchased from GNMA mortgage pools	7,955	93
Loans purchased from GNMA mortgage pools	202	25

Total loans	8,157	$118

In addition to the defaults in the table above, the Company had a total of 1,034 residential mortgage loans, home equity and second mortgage loans and loans purchased from GNMA mortgage pools for the year ended December 31, 2018, where borrowers did not successfully complete the trial period arrangement and, therefore, are no longer eligible for a permanent modification under the applicable modification program. These loans had aggregate outstanding balances of $98 million for the year ended December 31, 2018.